Financial Assets and Financial Liabilities - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 2,271
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	734	$ (1,789)	$ 1,670
Ending balance	2,929	2,271
Significant unobservable inputs (Level 3) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,271	4,062
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	734	(1,789)
Exchange difference on translation	(76)	(2)
Ending balance	$ 2,929	$ 2,271	$ 4,062